Post-employment benefit plans - Healthcare Cost Trend Rates and Sensitivity Analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 CAD ($)
Actuarial assumption of medical cost trend rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Impact on net post-employment benefit plans cost, increase in assumption	$ 3
Impact on net post-employment benefit plans cost, decrease in assumption	(2)
Impact on post-employment benefit obligation, increase in assumption	101
Impact on post-employment benefit obligation, decrease in assumption	$ (86)
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Impact on net post-employment benefit plans cost, increase in assumption	$ (68)
Impact on net post-employment benefit plans cost, decrease in assumption	57
Impact on post-employment benefit obligation, increase in assumption	(1,612)
Impact on post-employment benefit obligation, decrease in assumption	1,794
Actuarial assumption of life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on net post-employment benefit plans cost, increase in assumption	32
Impact on net post-employment benefit plans cost, decrease in assumption	(32)
Impact on post-employment benefit obligation, increase in assumption	936
Impact on post-employment benefit obligation, decrease in assumption	$ (962)
Duration of reasonably possible decrease in actuarial assumptions	1 year
Duration of reasonably possible increase in actuarial assumption	1 year